Equity (Details) - USD ($)				6 Months Ended		12 Months Ended
	Nov. 25, 2024	Nov. 04, 2024	Aug. 10, 2022	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Equity [Line Items]
Paid dividends (in Dollars)				$ 57,753	$ 57,552
Dividends payable (in Dollars)				$ 1,175,018		$ 15,788,003
Beneficiary shares exceeded percentage				5.00%
Beneficiary shares percentage						5.00%
Percentage of after tax profits				10.00%
Percentage of registered capital				50.00%
Net restricted assets (in Dollars)				$ 156,388		$ 155,881
Fair value of warrant (in Dollars)		$ 3,232,000
Allocated proceeds of conversion warrants (in Dollars)		$ 1,306,000
Sale price of share (in Dollars per share)		$ 0.92
Threshold trading days for redemption of public warrants				20 days
Trading period of redemption				30 days
Convertible Notes [Member]
Equity [Line Items]
Conversion of price per share (in Dollars per share)	$ 0.645
Conversion Warrants [Member]
Equity [Line Items]
Number of shares issued	7,751,939
Public Warrants [Member]
Equity [Line Items]
Warrants expiry term				5 years
Threshold trading days for redemption of public warrants				30 days
Warrant [Member]
Equity [Line Items]
Price per warrant (in Dollars per share)				$ 0.01
Common Stock [Member] | Public Warrants [Member]
Equity [Line Items]
Price per warrant (in Dollars per share)				11.5
Sale price of share (in Dollars per share)				18
Common Stock [Member] | Private Warrants [Member]
Equity [Line Items]
Price per warrant (in Dollars per share)				$ 11.5
Related Party [Member]
Equity [Line Items]
Dividends payable (in Dollars)				$ 1,175,018
Related Party [Member] | Discontinued Operations [Member]
Equity [Line Items]
Dividends payable (in Dollars)				9,988,060
Related Party [Member] | Continuing Operations [Member]
Equity [Line Items]
Dividends payable (in Dollars)				$ 4,567,520
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, issued				24,871,433		24,871,433
Ordinary shares outstanding				24,871,433		24,871,433
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, issued				24,518,489		24,518,489
Ordinary shares outstanding				24,518,489		24,518,489
Number of shares issued	7,751,939
Class B Ordinary Shares [Member] | Public Rights [Member]
Equity [Line Items]
Ordinary shares, issued				690,000
Class B Ordinary Shares [Member] | Private Rights [Member]
Equity [Line Items]
Ordinary shares, issued				34,150
Beneficiary Shares Below 5% [Member]
Equity [Line Items]
Dividends payable (in Dollars)						$ 1,011,326
Public Units [Member]
Equity [Line Items]
Number of unit sold			6,900,000
Public Warrants [Member]
Equity [Line Items]
Warrants purchase shares				6,900,000
Public Warrants [Member] | Class B Ordinary Shares [Member]
Equity [Line Items]
Warrants purchase shares				6,900,000
Private Placement [Member]
Equity [Line Items]
Units sold				341,500
Private Warrants [Member]
Equity [Line Items]
Warrants purchase shares				341,500
Private Warrants [Member] | Class B Ordinary Shares [Member]
Equity [Line Items]
Warrants purchase shares						341,500